INVESTMENT IN PHI (Schedule of Financial statements) (Details) - ILS (₪) ₪ in Millions		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS
Cash and cash equivalents		₪ 299	[1]	₪ 416	[1]	₪ 867	₪ 716
Current assets		1,664	[1]	1,254
NON CURRENT ASSETS
Property and equipment and intangible assets		1,430	[1]	1,211
Lease - right of use		3,351	[1]	2,722
CURRENT LIABILITIES
Current borrowings from banks		367	[1]	162
Trade payables and other current liabilities		716	[1]	711
Lease liabilities		131
NON CURRENT LIABILITIES
Lease liabilities		486
EQUITY		1,417	[1]	₪ 1,406		₪ 1,434	₪ 1,111
Company's share (50%) in PHI's accounts [Member]
CURRENT ASSETS
Cash and cash equivalents	[2]
Current assets	[3]	69
NON CURRENT ASSETS
Property and equipment and intangible assets	[3]	142
Lease - right of use	[3]	355
CURRENT LIABILITIES
Current borrowings from banks	[3]	13
Trade payables and other current liabilities	[3]	55
Lease liabilities		65
NON CURRENT LIABILITIES
Lease liabilities		290
Deferred revenues	[3]	142
EQUITY	[3]	1
Intercompany elimination [Member]
CURRENT ASSETS
Current assets		(62)
NON CURRENT LIABILITIES
Deferred revenues		(142)
EQUITY		(1)
Consolidation [Member]
CURRENT ASSETS
Cash and cash equivalents	[2]
Current assets		7
NON CURRENT ASSETS
Property and equipment and intangible assets		142
Lease - right of use		355
CURRENT LIABILITIES
Current borrowings from banks		13
Trade payables and other current liabilities		55
Lease liabilities		65
NON CURRENT LIABILITIES
Lease liabilities		290
Deferred revenues
EQUITY

[1]	See Note 2 regarding the adoption of IFRS 16 - Leases.
[2]	Representing an amount of less than NIS 1 million.
[3]	Certain intercompany balances were eliminated in the presentation of Company's share in PHI's accounts.